Goodwill, acquisitions and disposals - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Disclosure of Goodwill acquisitions and disposals [Line Items]
(Decrease) increase in Goodwill by subsidiary undertaking	£ (2,014.3)		£ 49.0
Goodwill impairment	2,484.7	[1]		£ 47.7 [2]
Goodwill foreign currency translation difference	£ 473.3
Projection period for determining impairment of goodwill	5 years
Global Integrated Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	£ 1,606.9
Public Relation Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	142.7
Specialist Agencies Segment [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Goodwill impairment	£ 735.1
Bottom of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Revenue less pass through costs compound annual growth rate	2.50%
Average operating margins	6.60%
Top of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Revenue less pass through costs compound annual growth rate	5.00%
Average operating margins	19.00%
First Step [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	13.50%			8.50%
Pre-tax discount rate	For smaller CGUs that operate primarily in a particular region subject to higher risk, the higher of 13.5% or 100 basis points above the regional discount rate was used in the first step.
Assumed annual long-term growth rate	0.00%			3.00%
First Step [member] | Global Networks [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	13.50%
Second Step [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Assumed annual long-term growth rate	2.00%			3.00%
Management forecasts for a projection period	five-years
Pre-tax discount rate for global CGUs [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	12.50%
Bottom of range of Pre-tax discount rates for Global CGUs [member].
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate				6.30%
Top of range of Pre-tax discount rates for Global CGUs [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate				7.40%
Range Of Pretax Discount Rates For Regional Specific Cash Generating Units [member] | Bottom of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	10.80%			4.10%
Range Of Pretax Discount Rates For Regional Specific Cash Generating Units [member] | Top of range [member]
Disclosure of Goodwill acquisitions and disposals [Line Items]
Pre-tax discount rate	19.30%			13.60%

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2020 have been restated, as described in the accounting policies.